Financial instruments and risk management - Maturity table (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 1,993,911	$ 2,517,965	$ 4,928,607
Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(8,977,051)	(5,049,103)	(4,491,171)
Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(185,429)	(80,842)	(76,704)
Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(651,480)	(719,711)	(803,050)
Later than three years and not later than five years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	47,041	60,804	55,472
Later than three years and not later than five years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0
Later than three years and not later than five years [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		0
Later than three years and not later than five years [member] | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	47,041	60,804	55,472
Later than one year and not later than three years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	324,630	1,884,944	2,293,891
Later than one year and not later than three years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0
Later than one year and not later than three years [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		0
Later than one year and not later than three years [member] | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	324,630	379,926	598,040
Not later than one year [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	11,522,054	6,746,007	8,292,347
Not later than one year [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	8,977,051	5,049,103	4,491,171
Not later than one year [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	185,429	80,842
Not later than one year [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		194,181
Not later than one year [member] | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	279,809	278,981	149,538
Floating interest rate [member] | Later than three years and not later than five years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			0
Floating interest rate [member] | Later than three years and not later than five years [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		0	0
Floating interest rate [member] | Later than three years and not later than five years [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Floating interest rate [member] | Later than three years and not later than five years [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Floating interest rate [member] | Later than one year and not later than three years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			0
Floating interest rate [member] | Later than one year and not later than three years [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		0	0
Floating interest rate [member] | Later than one year and not later than three years [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	1,460,405	1,488,208
Floating interest rate [member] | Later than one year and not later than three years [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	44,613	207,643
Floating interest rate [member] | Not later than one year [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			76,704
Floating interest rate [member] | Not later than one year [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		778,050	2,831,191
Floating interest rate [member] | Not later than one year [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	1,993,911	279,510	609,208
Floating interest rate [member] | Not later than one year [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 85,854	$ 85,340	$ 134,535